Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Impairment indicators	$ 0	$ 0
Contract liabilities	2,490,000	2,891,000
Revenues	$ 763,000	2,032,000	$ 3,820,000
Percentage of deposits on monthly salary	8.33%
Severance pay expense	$ 46,000	42,000	$ 42,000
Maximum percentage of realization on ultimate settlement	50.00%
Liability for unrecognized tax benefits	$ 0	$ 0
Total number of shares subject to outstanding unlisted options (in Shares)	11,923,400	2,673,400	1,437,400